Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Research and development	$ 5,288,580	$ 9,845,603
General and administrative	2,386,469	2,125,628
Total operating expenses	7,675,049	11,971,231
Loss from operations	(7,675,049)	(11,971,231)
Interest and other income, net	385,472	142,115
Other income:
Net loss	$ (7,289,577)	$ (11,829,116)
Shares used in computing net loss per share:
Basic (in Shares)	9,058,025	8,974,247
Basic (in Dollars per share)	$ (0.8)	$ (1.32)
Phoenix Biotech Acquisition Corp
OPERATING EXPENSES
General and administrative	$ 2,892,935	$ 2,841,391
Franchise tax	40,050	64,050
Loss from operations	(2,932,985)	(2,905,441)
Other income:
Interest income earned on marketable securities held in Trust Account	491,571	2,836,864
Total other income	491,571	2,836,864
Loss before provision for income taxes	(2,441,414)	(68,577)
Provision for income taxes	(94,819)	(599,159)
Net loss	$ (2,536,233)	$ (667,736)
Phoenix Biotech Acquisition Corp | Class A Common Stock
Shares used in computing net loss per share:
Basic (in Shares)	4,224,247	17,896,428
Phoenix Biotech Acquisition Corp | Class B Common Stock
Shares used in computing net loss per share:
Basic (in Shares)	2,304,421	4,596,250
Basic (in Dollars per share)	$ (0.39)	$ (0.03)